Expense Example - Connors Hedged Equity Fund - Institutional Class	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	$ 1,777